Financial Risk Management - Other Price Risk (Details) - Other price risk - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable percent	15.00%	10.00%
Reasonably possible decrease in risk variable percent	15.00%	10.00%
Increase by 10%, impact on earnings	R 105	R 79
Decrease by 10%, impact on earnings	R 127	R 42